Development Stage Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Development Stage Enterprises {1}
Development Stage Enterprise General Disclosures

NOTE 4 DEVELOPMENT STAGE RISK

Since its inception, the Company has been dependent upon the receipt of capital investment to fund its continuing activities. In addition to the normal risks associated with a new business venture, there can be no assurance that the Company’s business plan will be successfully executed. The Company’s ability to execute its business plan will depend on its ability to obtain additional financing and achieve a profitable level of operations. There can be no assurance that sufficient financing will be obtained. Further, the Company cannot give any assurance that it will generate substantial revenues or that its business operations will prove to be profitable.

NOTE 4 DEVELOPMENT STAGE RISK

Since its inception, the Company has been dependent upon the receipt of capital investment to fund its continuing activities. In addition to the normal risks associated with a new business venture, there can be no assurance that the Company’s business plan will be successfully executed. The Company’s ability to execute its business plan will depend on its ability to obtain additional financing and achieve a profitable level of operations. There can be no assurance that sufficient financing will be obtained. Further, the Company cannot give any assurance that it will generate substantial revenues or that its business operations will prove to be profitable.